TAXATION - Taxes on income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Current tax expense			$ 6,716,736	$ 3,131,407
Deferred tax			(875,283)	(1,926,752)
Income tax expenses	$ (3,835,587)	$ (3,443,508)	$ (5,841,453)	$ (1,204,655)